S000001112 [Member] Investment Objectives and Goals - Government Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT PORTFOLIO
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal.